Finance costs and changes in the fair value of financial instruments	6 Months Ended
Jun. 30, 2021
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Finance costs and changes in the fair value of financial instruments
4. Finance costs and changes in the fair value of financial instruments
Finance costs

	Six months to June 30, 2021 £’000	Six months to June 30, 2020 £’000
Interest on convertible loan	(1,792)	(606)
Interest on bank loan	—	(581)
Interest on lease liabilities	(105)	(873)
Accreted interest on bank loan	—	(753)
Discounting of provision for deferred cash consideration	(72)	(111)
Other	(18)	—

Total finance costs	(1,987)	(2,924)

Changes in the fair value of financial instruments

	Six months to June 30, 2021 £’000	Six months to June 30, 2020 £’000
Changes in the fair value of warrants – placement	14,301	(31,493)
Changes in the fair value of warrants – bank loan	62	(53)
Changes in the fair value of embedded derivative	—	(63,158)

Total changes in fair value of financial instruments	14,363	(94,704)